Loans and asset quality- Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Jan. 18, 2008	Aug. 31, 2007
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 51,657	$ 46,629
Legal Claim			312	312
Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans	3,715	5,298
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,647	1,417
Wealth management loans and mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	9,818	8,864
Wealth Management Mortgages Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans	4,834	4,142
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	2,010	1,740
Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	14,359	11,288
Investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,323	1,064
Investment grade | Wealth Management Loans Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans	4,920	4,597
Investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	1,444	1,289
Investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	12,598	9,935
Noninvestment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	324	353
Noninvestment grade | Wealth Management Loans Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans	64	125
Noninvestment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	566	451
Noninvestment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,761	$ 1,353